Income and expenses - Income taxes - Relationship tax Expense and accounting profit (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019
Relationship Tax Expense And Accounting Profit [Line Items]
Profit (loss) before taxes	€ 13,736	€ (8,221)	€ 4,239
Income tax at statutory rate of 25% (2019: 29.58%)	(3,432)	2,045	(1,254)
Effect of different local tax rate	12	529	63
Tax adjustments to the previous period	88	(231)	(367)
Non-deductible expenses	(354)	(584)	(554)
Research and development tax credits	398	375	179
Patent income deduction / innovation income deduction	2,847	0	0
Non recognition of deferred tax asset	(407)	(723)	(1,579)
Recognition of deferred tax assets on previous year's tax losses	0	0	119
Non-taxable income	350	503	925
Use of previous year's tax losses and tax credits for which no deferred tax assets was recognized	163	135	0
Taxes on other basis	(71)	(993)	0
Other	(185)	(28)	(127)
Income tax benefit (expense) as reported in the consolidated income statement	€ (591)	€ 1,028	€ (2,595)

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.